Document and Entity Information	Sep. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2023
Entity File Number	001-33409
Entity Registrant Name	T-Mobile US, Inc.
Entity Central Index Key	0001283699
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-0836269
Entity Address, Address Line One	12920 SE 38th Street
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98006
City Area Code	425
Local Phone Number	378-4000
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TMUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false